UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1. Reports to Stockholders.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2016. The net asset values (NAV) per share at that date were $52.81, $52.46, $53.02, $53.19 and $53.03 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2016
Cohen & Steers Global Realty Shares—Class A	6.21%
Cohen & Steers Global Realty Shares—Class C	5.86%
Cohen & Steers Global Realty Shares—Class I	6.40%
Cohen & Steers Global Realty Shares—Class R	6.13%
Cohen & Steers Global Realty Shares—Class Z	6.40%
FTSE EPRA/NAREIT Developed Real Estate Index—net[a]	8.87%
S&P 500 Index[a]	3.84%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. equity holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark, which does not use fair value pricing.

a  The FTSE EPRA/NAREIT Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets and is net of dividend witholding taxes. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets.

Market Review

Global real estate stocks had a positive total return for the six-month period ended June 30, 2016, performing well amid challenging conditions for stocks broadly. Markets initially tumbled amid declining oil prices, which reached a 13-year low in February, and related concerns about global growth. Stocks then moved higher into June, aided by a rebound in oil, generally better economic data and stimulus policies adopted by several central banks. The European Central Bank announced in March that it would expand its bond-buying program and include corporate debt for the first time.

Markets were upended late in the period when the U.K. unexpectedly voted in favor of leaving the European Union. The so-called Brexit vote weighed heavily on U.K. real estate securities, reflecting concerns that heightened business uncertainty would have an immediate and negative impact on the country's economy and capital values via curtailed hiring and investment activity. Companies focused on London office and residential markets were generally the worst performers for the period. The U.K.'s currency also declined in response to Brexit, depreciating significantly against both the euro and U.S. dollar. Performance on the continent was mixed, with Germany and Switzerland among the markets with gains for the period.

Returns were generally positive elsewhere. U.S. real estate stocks rallied in the wake of Brexit, and Asia Pacific markets were mostly resilient, led by a sizable gain in Australia. Japan had a negative return, however, reflecting concerns about the health of its economy and the effectiveness of government stimulus policies.

Fund Performance

The Fund had a positive total return in the period, although it underperformed its benchmark. Factors that detracted from relative performance included our underweight to the U.S., which delivered sizable returns driven largely by the appeal of REITs' relatively predictable cash flows in an environment of increasing global economic uncertainty, exacerbated by the Brexit news. REITs also benefited from a steep decline in the 10-year Treasury yield from 2.3% at the start of the year to 1.5% at the end of the period.

Stock selection in the U.S. also detracted from performance. We were underweight or did not own certain companies with relatively stable cash flows and above-average yields that outperformed, such as triple-net-lease and health care REITs, with investors paying a premium for those characteristics seemingly with little regard for valuations or longer-term growth prospects. Examples include our non-investment in Ventas in the health care sector and Realty Income Corp. in the triple-net group. Both stocks rose more than 30%.

Our overweight and stock selection in Japan hindered relative performance, in part due to our overweights in Mitsui Fudosan and Mitsubishi Estate. These large development companies were

COHEN & STEERS GLOBAL REALTY SHARES, INC.

hampered by strength in the country's currency—the yen appreciated nearly 20% against the U.S. dollar in the period—and sluggish economic growth. We believe that as the Bank of Japan pursues more unconventional easing policies the yen will weaken from recent levels, creating a more hospitable environment for Japanese developers.

Stock selection in the Netherlands and France detracted from performance as well. In the Netherlands, we were overweight retail landlord Wereldhave, which had a significant decline. The company continued to struggle to improve the quality of its business by shedding non-core properties and increasing its presence in key markets.

We maintained an overweight in the U.K., an allocation composed of companies we believe offer attractive relative value—especially compared with the Continent—and defensive growth prospects, such as student housing, logistics, suburban retail parks, and doctors' offices. The country overweight hampered performance, given the sharp downturn in the U.K. as a group. However, stock selection in the U.K. was relatively favorable, as we were underweight or did not own some of the poorest-performing stocks. For instance, we did not have positions in Derwent London and Great Portland Estates when the Brexit vote heavily pressured their share prices. Both are London-focused office landlords with development projects in progress.

Stock selection in Germany was relatively beneficial, due mainly to our overweights in apartment owners ADO Properties and Deutsche Wohnen, which had sizable gains in the period. Investors favored these companies for the strong and defensive growth characteristics of the residential markets in which they operate. In Australia, stock selection aided performance via our overweights in retail landlord Vicinity Centers and office owner Dexus Property Group. They own high-quality properties in attractive east coast markets and had sizable share price gains in the period.

Impact of Foreign Currency on Fund Performance

The currency impact of the Fund's investments in foreign securities contributed significantly to absolute performance during the period. Although the Fund reports its NAV and pays dividends in U.S. dollars, the Fund's investments denominated in foreign currencies are subject to foreign currency risk. With a notable exception of the U.K. pound, most currencies appreciated against the U.S. dollar. The Japanese yen was especially strong, rising nearly 20% in value compared to the U.S. dollar. Consequently, changes in the exchange rates between foreign currencies and the U.S. dollar were a net tailwind for absolute returns.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Sincerely,

JON CHEIGH	LUKE SULLIVAN
Portfolio Manager	Portfolio Manager

CHARLES J. MCKINLEY	ROGIER QUIRIJNS
Portfolio Manager	Portfolio Manager

  WILLIAM LEUNG

  Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2016

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	4.84%[a]	8.07%[b]	—	—	—
1 Year (without sales charge)	9.77%	9.07%	10.14%	9.78%	10.16%
5 Years (with sales charge)	5.75%[a]	6.04%	—	—	—
5 Years (without sales charge)	6.73%	6.04%	7.09%	—	—
10 Years (with sales charge)	2.13%[a]	1.94%	—	—	—
10 Years (without sales charge)	2.60%	1.94%	2.94%	—	—
Since Inception[c] (with sales charge)	5.25%[a]	4.98%	—	—	—
Since Inception[c] (without sales charge)	5.67%	4.98%	8.70%	9.28%	9.73%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2016 prospectus were as follows: Class A—1.41% and 1.40%; Class C—2.06% and 2.05%; Class I—1.16% and 1.05%; Class R—1.56% and 1.55%; and Class Z—1.06% and 1.05%. Through June 30, 2018, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.40% for Class A shares, 2.05% for Class C shares, 1.05% for Class I shares, 1.55% for Class R shares and 1.05% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception dates: September 30, 2004 for Class A and C shares, May 8, 1997 for Class I shares and October 1, 2014 for Class R and Z shares.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016—June 30, 2016.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period[a] January 1, 2016– June 30, 2016
Class A
Actual (6.21% return)	$1,000.00	$1,062.10	$7.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.90	$7.02
Class C
Actual (5.86% return)	$1,000.00	$1,058.60	$10.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.67	$10.27
Class I
Actual (6.40% return)	$1,000.00	$1,064.00	$5.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.64	$5.27
Class R
Actual (6.13% return)	$1,000.00	$1,061.30	$7.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.16	$7.77
Class Z
Actual (6.40% return)	$1,000.00	$1,064.00	$5.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.64	$5.27

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.40%, 2.05%, 1.05%, 1.55% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COHEN & STEERS GLOBAL REALTY SHARES, INC.

June 30, 2016
Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
Simon Property Group	$26,744,637	6.0
Klepierre	17,161,666	3.9
HCP	15,698,955	3.5
Essex Property Trust	12,272,154	2.8
Mitsui Fudosan Co., Ltd.	11,725,023	2.6
Apartment Investment & Management Co.	11,536,182	2.6
Sun Hung Kai Properties Ltd.	11,509,440	2.6
Vicinity Centres	11,278,637	2.5
Mitsubishi Estate Co., Ltd.	11,152,419	2.5
Deutsche Wohnen AG	10,893,161	2.4

Country Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

		Number of Shares	Value
COMMON STOCK	99.1%
AUSTRALIA	6.4%
REAL ESTATE
DIVERSIFIED	2.0%
BGP Holdings PLC (EUR)[a,b,c]		4,151,319	$0
Dexus Property Group[b]		1,305,258	8,857,040
			8,857,040
RETAIL	4.4%
Scentre Group[b]		2,222,260	8,231,154
Vicinity Centres[b]		4,520,770	11,278,637
			19,509,791
TOTAL AUSTRALIA			28,366,831
AUSTRIA	0.8%
REAL ESTATE—DIVERSIFIED
BUWOG AGb,c		150,967	3,494,753
CANADA	2.8%
REAL ESTATE
OFFICE	2.0%
Allied Properties REIT		295,298	8,840,997
RETAIL	0.8%
Smart Real Estate Investment Trust		124,583	3,683,634
TOTAL CANADA			12,524,631
FRANCE	3.9%
REAL ESTATE—RETAIL
Klepierre[b]		388,931	17,161,666
GERMANY	3.6%
REAL ESTATE
DIVERSIFIED	0.7%
ADO Properties SA, 144Ab,d		79,301	3,056,807
OFFICE	0.5%
Alstria Office REIT AGb,c		161,392	2,178,785
RESIDENTIAL	2.4%
Deutsche Wohnen AGb		319,935	10,893,161
TOTAL GERMANY			16,128,753

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
HONG KONG	9.6%
REAL ESTATE
DIVERSIFIED	7.0%
Cheung Kong Property Holdings Ltd.[b]		1,564,500	$9,877,728
Sun Hung Kai Properties Ltd.[b]		954,158	11,509,440
Wharf Holdings Ltd.\The[b]		1,586,000	9,668,298
			31,055,466
OFFICE	0.6%
Hongkong Land Holdings Ltd. (USD)[b]		462,769	2,832,267
RETAIL	2.0%
Link REIT[b]		1,269,500	8,681,103
TOTAL HONG KONG			42,568,836
ITALY	0.3%
REAL ESTATE—DIVERSIFIED
Beni Stabili S.p.A. (USD)[b]		1,943,589	1,203,090
JAPAN	13.4%
REAL ESTATE
DIVERSIFIED	11.5%
Activia Properties[b]		695	3,673,353
Invincible Investment Corp.[b]		4,322	2,731,964
Mitsubishi Estate Co., Ltd.[b]		608,000	11,152,419
Mitsui Fudosan Co., Ltd.[b]		510,877	11,725,023
Nomura Real Estate Master Fund[b]		4,704	7,436,157
Orix JREIT[b]		1,918	3,303,151
Tokyo Tatemono Co., Ltd.[b]		523,600	6,279,160
United Urban Investment Corp.[b]		2,545	4,584,464
			50,885,691
OFFICE	1.9%
Hulic REIT[b]		2,997	5,464,238
Japan Prime Realty Investment Corp.[b]		657	2,819,294
			8,283,532
TOTAL JAPAN			59,169,223

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
NETHERLANDS	1.3%
REAL ESTATE
DIVERSIFIED	0.5%
Nieuwe Steen Investments NVb		535,189	$2,135,140
RETAIL	0.8%
Wereldhave NVb		83,967	3,793,327
TOTAL NETHERLANDS			5,928,467
SINGAPORE	1.0%
REAL ESTATE—RETAIL
CapitaLand Mall Trust[b]		2,915,600	4,635,869
SPAIN	1.2%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SAb		165,670	1,938,120
Merlin Properties Socimi SAb		303,170	3,199,325
TOTAL SPAIN			5,137,445
SWEDEN	0.5%
REAL ESTATE—DIVERSIFIED
Castellum ABb		157,620	2,241,030
UNITED KINGDOM	6.9%
REAL ESTATE
DIVERSIFIED	0.9%
LondonMetric Property PLC[b]		2,010,567	4,021,439
HEALTH CARE	0.4%
Assura PLC[b]		2,340,894	1,713,779
INDUSTRIALS	1.4%
Segro PLC[b]		1,131,113	6,269,578
RESIDENTIAL	0.5%
UNITE Group PLC/The[b]		290,622	2,404,168
RETAIL	2.4%
Hammerson PLC[b]		1,461,850	10,529,082
SELF STORAGE	1.3%
Big Yellow Group PLC[b]		543,085	5,655,120
TOTAL UNITED KINGDOM			30,593,166

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
UNITED STATES	47.4%
REAL ESTATE
HEALTH CARE	5.8%
HCP		443,724	$15,698,955
Healthcare Trust of America, Class A		73,887	2,389,506
Omega Healthcare Investors		227,290	7,716,495
			25,804,956
HOTEL	1.2%
Hilton Worldwide Holdings		205,703	4,634,489
Sunstone Hotel Investors		39,865	481,170
			5,115,659
INDUSTRIALS	1.0%
Prologis		89,598	4,393,886
NET LEASE	2.9%
Gaming and Leisure Properties		157,911	5,444,772
Spirit Realty Capital		583,912	7,456,556
			12,901,328
OFFICE	6.7%
Alexandria Real Estate Equities		46,307	4,793,701
Cousins Properties		295,730	3,075,592
Douglas Emmett		142,255	5,052,897
Empire State Realty Trust, Class A		271,701	5,159,602
Kilroy Realty Corp.		119,593	7,927,820
SL Green Realty Corp.		34,521	3,675,451
			29,685,063
RESIDENTIAL	12.8%
APARTMENT	9.6%
American Homes 4 Rent, Class A		194,295	3,979,162
Apartment Investment & Management Co.		261,236	11,536,182
Education Realty Trust		116,207	5,361,791
Essex Property Trust		53,804	12,272,154
UDR		252,643	9,327,579
			42,476,868

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

		Number of Shares	Value
MANUFACTURED HOME	3.2%
Equity Lifestyle Properties		57,653	$4,615,123
Sun Communities		124,212	9,519,608
			14,134,731
TOTAL RESIDENTIAL			56,611,599
SELF STORAGE	1.4%
Extra Space Storage		68,361	6,326,127
SHOPPING CENTERS	10.7%
COMMUNITY CENTER	4.6%
Brixmor Property Group		244,656	6,473,598
DDR Corp.		122,531	2,222,713
Ramco-Gershenson Properties Trust		225,830	4,428,526
Tanger Factory Outlet Centers		181,707	7,300,987
			20,425,824
REGIONAL MALL	6.1%
Simon Property Group		123,304	26,744,637
TOTAL SHOPPING CENTERS			47,170,461
SPECIALTY	4.9%
Digital Realty Trust		96,930	10,564,401
DuPont Fabros Technology		143,586	6,826,078
QTS Realty Trust, Class A		78,157	4,375,229
			21,765,708
TOTAL UNITED STATES			209,774,787
TOTAL COMMON STOCK (Identified cost—$386,425,792)			438,928,547
SHORT-TERM INVESTMENTS	0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.14%[e]		800,000	800,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$800,000)			800,000
TOTAL INVESTMENTS (Identified cost—$387,225,792)	99.3%		439,728,547
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		2,901,698
NET ASSETS	100.0%		$442,630,245

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2016 (Unaudited)

Glossary of Portfolio Abbreviations

EUR  Euro Currency

REIT  Real Estate Investment Trust

USD  United States Dollar

Sector Summary	% of Net Assets
Diversified	25.4
Residential	15.7
Retail	15.3
Office	11.7
Shopping Centers	10.7
Health Care	6.2
Specialty	4.9
Net Lease	2.9
Self Storage	2.7
Industrials	2.4
Hotel	1.2
Other	0.9
100.0

Note: Percentages indicated are based on the net assets of the Fund.

a  Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

b  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair valued securities represent 48.9% of the net assets of the Fund, of which 48.9% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

c  Non-income producing security.

d  Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.7% of the net assets of the Fund, of which 0.0% are illiquid.

e  Rate quoted represents the annualized seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$387,225,792)	$439,728,547
Cash	849,812
Foreign currency, at value (Identified cost—$813,570)	815,734
Receivable for:
Investment securities sold	4,684,497
Fund shares sold	2,454,605
Dividends	1,543,671
Other assets	5,813
Total Assets	450,082,679
LIABILITIES:
Payable for:
Investment securities purchased	3,587,827
Dividends declared	1,677,069
Fund shares redeemed	1,650,498
Investment advisory fees	304,819
Shareholder servicing fees	52,373
Administration fees	7,191
Distribution fees	3,773
Directors' fees	172
Other liabilities	168,712
Total Liabilities	7,452,434
NET ASSETS	$442,630,245
NET ASSETS consist of:
Paid-in capital	$387,051,560
Dividends in excess of net investment income	(2,759,685)
Accumulated undistributed net realized gain	5,839,739
Net unrealized appreciation	52,498,631
$442,630,245

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2016 (Unaudited)

CLASS A SHARES:
NET ASSETS	$59,633,505
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,129,205
Net asset value and redemption price per share	$52.81
Maximum offering price per share ($52.81 ÷ 0.955)[a]	$55.30
CLASS C SHARES:
NET ASSETS	$73,504,718
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,401,188
Net asset value and offering price per share[b]	$52.46
CLASS I SHARES:
NET ASSETS	$308,990,415
Shares issued and outstanding ($0.001 par value common stock outstanding)	5,827,827
Net asset value, offering and redemption price per share	$53.02
CLASS R SHARES:
NET ASSETS	$125,842
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,366
Net asset value, offering and redemption price per share	$53.19
CLASS Z SHARES:
NET ASSETS	$375,765
Shares issued and outstanding ($0.001 par value common stock outstanding)	7,086
Net asset value, offering and redemption price per share	$53.03

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividend income (net of $424,133 of foreign withholding tax)	$7,301,063
Expenses:
Investment advisory fees	1,918,361
Distribution fees—Class A	70,285
Distribution fees—Class C	274,938
Distribution fees—Class R	226
Shareholder servicing fees—Class A	28,114
Shareholder servicing fees—Class C	91,646
Shareholder servicing fees—Class I	97,064
Administration fees	88,494
Professional fees	57,607
Transfer agent fees and expenses	47,327
Registration and filing fees	44,876
Shareholder reporting expenses	38,114
Custodian fees and expenses	32,782
Directors' fees and expenses	16,698
Proxy expenses	11,764
Line of credit fees	119
Miscellaneous	15,122
Total Expenses	2,833,537
Reduction of Expenses (See Note 2)	(126,658)
Net Expenses	2,706,879
Net Investment Income	4,594,184
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,548,952
Foreign currency transactions	17,045
Net realized gain	11,565,997
Net change in unrealized appreciation (depreciation) on:
Investments	10,432,157
Foreign currency translations	7,504
Net change in unrealized appreciation (depreciation)	10,439,661
Net realized and unrealized gain (loss)	22,005,658
Net Increase in Net Assets Resulting from Operations	$26,599,842

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
Change in Net Assets:
From Operations:
Net investment income	$4,594,184	$5,108,816
Net realized gain	11,565,997	16,545,678
Net change in unrealized appreciation (depreciation)	10,439,661	(13,037,887)
Net increase in net assets resulting from operations	26,599,842	8,616,607
Dividends to Shareholders from
Net Investment Income:
Class A	(771,521)	(1,479,257)
Class Ba	—	(764)
Class C	(714,158)	(1,357,153)
Class I	(4,488,126)	(8,124,451)
Class R	(1,592)	(10,114)
Class Z	(5,429)	(286)
Total dividends to shareholders	(5,980,826)	(10,972,025)
Capital Stock Transactions:
Decrease in net assets from Fund share transactions	(5,639,239)	(17,613,027)
Total increase (decrease) in net assets	14,979,777	(19,968,445)
Net Assets:
Beginning of period	427,650,468	447,618,913
End of period[b]	$442,630,245	$427,650,468

a  On June 19, 2015, all Class B shares converted to Class A shares.

b  Includes dividends in excess of net investment income of $2,759,685 and $1,373,043, respectively.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$50.37	$50.46	$45.08	$44.31	$36.58	$40.79
Income (loss) from investment operations:
Net investment income[a]	0.51	0.49	0.87 [b]	0.51	0.49	0.44
Net realized and unrealized gain (loss)	2.62	0.58	5.22	1.08	8.78	(4.24)
Total from investment operations	3.13	1.07	6.09	1.59	9.27	(3.80)
Less dividends and distributions to shareholders from:
Net investment income	(0.69)	(1.16)	(0.71)	(0.82)	(1.54)	(0.30)
Return of capital	—	—	—	—	—	(0.11)
Total dividends and distributions to shareholders	(0.69)	(1.16)	(0.71)	(0.82)	(1.54)	(0.41)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	2.44	(0.09)	5.38	0.77	7.73	(4.21)
Net asset value, end of period	$52.81	$50.37	$50.46	$45.08	$44.31	$36.58
Total investment return[d,e]	6.21%[f]	2.18%	13.54%	3.64%	25.56%	–9.42%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$59.6	$54.6	$73.2	$116.1	$121.1	$122.8
Ratio of expenses to average daily net assets (before expense reduction)	1.42%[g]	1.42%[h]	1.41%	1.46%	1.51%[i]	1.57%[i]
Ratio of expenses to average daily net assets (net of expense reduction)	1.40%[g]	1.41%[h]	1.40%	1.45%	1.51%[i]	1.57%[i]
Ratio of net investment income to average daily net assets (before expense reduction)	2.03%[g]	0.95%[h]	1.78%	1.10%	1.18%[i]	1.10%[i]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.05%[g]	0.96%[h]	1.79%	1.11%	1.18%[i]	1.10%[i]
Portfolio turnover rate	57%[f]	82%	105%	119%	101%	105%

a  Calculation based on average shares outstanding.

b  23.6% of gross income was attributable to dividends paid by Westfield Corp.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.41% and 1.40%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.96% and 0.97%, respectively.

i  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$50.04	$50.13	$44.82	$44.04	$36.39	$40.64
Income (loss) from investment operations:
Net investment income[a]	0.33	0.18	0.54 [b]	0.21	0.22	0.19
Net realized and unrealized gain (loss)	2.60	0.58	5.18	1.09	8.72	(4.23)
Total from investment operations	2.93	0.76	5.72	1.30	8.94	(4.04)
Less dividends and distributions to shareholders from:
Net investment income	(0.51)	(0.85)	(0.41)	(0.52)	(1.29)	(0.10)
Return of capital	—	—	—	—	—	(0.11)
Total dividends and distributions to shareholders	(0.51)	(0.85)	(0.41)	(0.52)	(1.29)	(0.21)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	2.42	(0.09)	5.31	0.78	7.65	(4.25)
Net asset value, end of period	$52.46	$50.04	$50.13	$44.82	$44.04	$36.39
Total investment return[d,e]	5.86%[f]	1.54%	12.78%	2.99%	24.74%	–10.02%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$73.5	$78.0	$82.2	$80.3	$80.0	$63.4
Ratio of expenses to average daily net assets (before expense reduction)	2.07%[g]	2.07%[h]	2.06%	2.11%	2.16%[i]	2.22%[i]
Ratio of expenses to average daily net assets (net of expense reduction)	2.05%[g]	2.06%[h]	2.05%	2.10%	2.16%[i]	2.22%[i]
Ratio of net investment income to average daily net assets (before expense reduction)	1.33%[g]	0.34%[h]	1.12%	0.45%	0.54%[i]	0.49%[i]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.35%[g]	0.35%[h]	1.13%	0.46%	0.54%[i]	0.49%[i]
Portfolio turnover rate	57%[f]	82%	105%	119%	101%	105%

a  Calculation based on average shares outstanding.

b  23.6% of gross income was attributable to dividends paid by Westfield Corp.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 2.06% and 2.05%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.35% and 0.36%, respectively.

i  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2016	2015	2014	2013	2012	2011
Net asset value, beginning of period	$50.56	$50.66	$45.26	$44.49	$36.73	$40.96
Income (loss) from investment operations:
Net investment income[a]	0.60	0.70	1.01 [b]	0.66	0.62	0.60
Net realized and unrealized gain (loss)	2.64	0.55	5.28	1.08	8.82	(4.27)
Total from investment operations	3.24	1.25	6.29	1.74	9.44	(3.67)
Less dividends and distributions to shareholders from:
Net investment income	(0.78)	(1.35)	(0.89)	(0.97)	(1.68)	(0.45)
Return of capital	—	—	—	—	—	(0.11)
Total dividends and distributions to shareholders	(0.78)	(1.35)	(0.89)	(0.97)	(1.68)	(0.56)
Redemption fees retained by the Fund	—	—	—	—	—	0.00 [c]
Net increase (decrease) in net asset value	2.46	(0.10)	5.40	0.77	7.76	(4.23)
Net asset value, end of period	$53.02	$50.56	$50.66	$45.26	$44.49	$36.73
Total investment return[d]	6.40%[e]	2.54%	13.93%	3.97%	25.95%	–9.11%[f]

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2016	2015	2014	2013	2012	2011
Net assets, end of period (in millions)	$309.0	$295.0	$292.0	$219.6	$241.0	$184.9
Ratio of expenses to average daily net assets (before expense reduction)	1.13%[g]	1.12%[h]	1.14%	1.15%	1.20%[i]	1.22%[i]
Ratio of expenses to average daily net assets (net of expense reduction)	1.05%[g]	1.06%[h]	1.05%	1.12%	1.20%[i]	1.22%[i]
Ratio of net investment income to average daily net assets (before expense reduction)	2.30%[g]	1.31%[h]	2.00%	1.40%	1.51%[i]	1.52%[i]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.38%[g]	1.37%[h]	2.09%	1.42%	1.51%[i]	1.52%[i]
Portfolio turnover rate	57%[e]	82%	105%	119%	101%	105%

a  Calculation based on average shares outstanding.

b  23.6% of gross income was attributable to dividends paid by Westfield Corp.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  The net asset value (NAV) disclosed in the December 31, 2010 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on December 31, 2010. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on December 31, 2010.

g  Annualized.

h  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.11% and 1.05%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 1.32% and 1.38%, respectively.

i  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
Per Share Operating Performance:	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015	For the Period October 1, 2014[a] through December 31, 2014
Net asset value, beginning of period	$50.76	$50.66	$47.36
Income (loss) from investment operations:
Net investment income[b]	0.60	0.55	0.07
Net realized and unrealized gain	2.51	0.55	3.54
Total from investment operations	3.11	1.10	3.61
Less dividends and distributions to shareholders from:
Net investment income	(0.68)	(1.00)	(0.31)
Total dividends and distributions to shareholders	(0.68)	(1.00)	(0.31)
Net increase in net asset value	2.43	0.10	3.30
Net asset value, end of period	$53.19	$50.76	$50.66
Total investment return[c]	6.13%[d]	2.23%	7.63%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$125.8	$22.3	$11.0
Ratio of expenses to average daily net assets (before expense reduction)	1.56%[e]	1.54%[f]	1.57%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.55%[e]	1.54%[f]	1.55%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	2.33%[e]	1.07%[f]	0.58%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.34%[e]	1.07%[f]	0.60%[e]
Portfolio turnover rate	57%[d]	82%	105%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.53% and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 1.08%.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
Per Share Operating Performance:	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015	For the Period October 1, 2014[a] through December 31, 2014
Net asset value, beginning of period	$50.57	$50.66	$47.36
Income (loss) from investment operations:
Net investment income[b]	0.63	0.70	0.13
Net realized and unrealized gain	2.61	0.56	3.55
Total from investment operations	3.24	1.26	3.68
Less dividends and distributions to shareholders from:
Net investment income	(0.78)	(1.35)	(0.38)
Total dividends and distributions to shareholders	(0.78)	(1.35)	(0.38)
Net increase (decrease) in net asset value	2.46	(0.09)	3.30
Net asset value, end of period	$53.03	$50.57	$50.66
Total investment return[c]	6.40%[d]	2.56%	7.77%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$375.8	$10.7	$11.0
Ratio of expenses to average daily net assets (before expense reduction)	1.06%[e]	1.07%[f]	1.07%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.05%[e]	1.06%[f]	1.05%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	2.42%[e]	1.36%[f]	1.03%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.43%[e]	1.37%[f]	1.05%[e]
Portfolio turnover rate	57%[d]	82%	105%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.06% and 1.05%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 1.37% and 1.38%, respectively.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Global Realty Shares, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 14, 1997 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. The Fund's investment objective is total return. The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

within the disclosure hierarchy. As of June 30, 2016, there were $147,915,833 of securities transferred from Level 1 to Level 2 which resulted from the Fund utilizing foreign equity fair value pricing procedures as of June 30, 2016.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$28,366,831	$—	$28,366,831	$—	[a]
Canada	12,524,631	12,524,631	—	—
United States	209,774,787	209,774,787	—	—
Other Countries	188,262,298	—	188,262,298	—
Short-Term Investments	800,000	—	800,000	—
Total Investments[b]	$439,728,547	$222,299,418	$217,429,129	$—

a  BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund's fair value procedures and classified as a Level 3 security.

b  Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from U.S. Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2016, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from net realized gain upon the final determination of the Fund's taxable income after December 31, 2016, the Fund's fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2016, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.90% of the average daily net assets of the Fund.

For the six months ended June 30, 2016 and through June 30, 2018, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses incurred so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.40% for Class A shares, 2.05% for Class C shares, 1.05% for Class I shares, 1.55% for Class R shares and 1.05% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2016, fees waived and/or expenses reimbursed totaled $126,658.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. real estate securities. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.02% of the average daily net assets of the Fund. For the six months ended June 30, 2016, the Fund incurred $42,630 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares, and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2016, the Fund has been advised that the distributor received $1,875, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $3,968 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the Distributor receiving amounts greater or less than the upfront commission paid by the Distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $2,719 for the six months ended June 30, 2016.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2016, totaled $243,979,111 and $245,727,284 respectively.

Note 4. Income Tax Information

As of June 30, 2016 the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$387,225,792
Gross unrealized appreciation	$59,796,261
Gross unrealized depreciation	(7,293,506)
Net unrealized appreciation	$52,502,755

As of December 31, 2015, the Fund had a net capital loss carryforward of $107,829, which may be used to offset future capital gains. These losses are a short-term capital loss carryover, which expire on December 31, 2017. In addition, the Fund incurred short-term capital losses of $1,632,778, long-term capital gains of $933,622 and net ordinary losses of $347,945 after October 31, 2015, that it has elected to treat as arising in the following fiscal year.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 300 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. On June 19, 2015, the Fund automatically converted its outstanding Class B shares to Class A shares. Class B shares are no longer offered by the Fund and have been terminated as a separately designated class. The Fund has not offered Class B shares for purchase since April 30, 2007. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2016		For the Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A:
Sold	202,015	$10,108,170	304,615	$15,546,341
Issued as reinvestment of dividends	12,709	671,160	23,833	1,182,158
Redeemed	(170,046)	(8,605,598)	(695,526)	(35,263,225)
Net increase (decrease)	44,678	$2,173,732	(367,078)	$(18,534,726)
Class B:
Issued as reinvestment of dividends	—	$—	14	$734
Redeemed	—	—	(2,316)	(122,176)
Net decrease	—	$—	(2,302)	$(121,442)
Class C:
Sold	34,147	$1,729,709	234,277	$11,848,366
Issued as reinvestment of dividends	9,479	497,258	18,455	911,790
Redeemed	(200,537)	(10,051,241)	(334,483)	(16,921,210)
Net decrease	(156,911)	$(7,824,274)	(81,751)	$(4,161,054)
Class I:
Sold	892,764	$44,801,051	2,353,846	$121,723,293
Issued as reinvestment of dividends	59,008	3,128,625	118,315	5,880,419
Redeemed	(958,775)	(48,371,627)	(2,401,687)	(122,465,305)
Net increase (decrease)	(7,003)	$(441,951)	70,474	$5,138,407

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2016		For the Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class R:
Sold	1,904	$89,083	21,068	$1,102,851
Issued as reinvestments of dividends and distributions	27	1,449	201	9,903
Redeemed	(4)	(195)	(21,041)	(1,046,966)
Net increase	1,927	$90,337	228	$65,788
Class Z:
Sold	6,777	$357,719	—	$—
Issued as reinvestment of dividends	99	5,265	—	—
Redeemed	(1)	(67)	—	—
Net increase	6,875	$362,917	—	$—

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, was a party to a $50,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement (as applicable), which expired January 22, 2016. The Fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement. As approved by the Board of Directors on December 8, 2015, the Fund did not renew the credit agreement.

During the period January 1, 2016 through January 22, 2016, the Fund did not borrow under the credit agreement.

Note 7. Other Risks

Real Estate Market Risk: Since the Fund concentrates its assets in companies engaged in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Foreign (Non-U.S.) Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency and Currency Hedging Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund's investments in foreign securities will be subject to foreign currency risk, which means that the Fund's NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund's foreign currency risks.

If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, over-the-counter (OTC) trading risk and tracking risk. The use of derivatives can lead to losses

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Non-Diversification Risk: As a "non-diversified" investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund's relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund's prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2016 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting of the Independent Directors held on June 7, 2016 and at a meeting of the full Board of Directors held in person on June 15, 2016, the Advisory Agreements were discussed and were unanimously continued for a term ending June 30, 2017 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by the Fund's investment advisor (the Investment Advisor) and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the

COHEN & STEERS GLOBAL REALTY SHARES, INC.

investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Advisor, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor's and Subadvisors' personnel, particularly noting the potential benefit that the portfolio managers' work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor's and Subadvisors' ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and Subadvisors: The Board of Directors considered the investment performance of the Fund versus Peer Funds and compared to a relevant benchmark. The Board of Directors noted that the Fund outperformed the Peer Funds' medians for the one- and three-year periods ended March 31, 2016, ranking in the first and second quintiles, respectively. The Board of Directors noted that the Fund underperformed the Peer Funds' medians for the five- and ten-year periods ended March 31, 2016, ranking in the fourth quintile and three out of three, respectively. The Board of Directors also noted that the Fund outperformed its benchmark for the one- and three-year periods ended March 31, 2016, slightly outperformed its benchmark for the ten-year period ended March 31, 2016, and underperformed its benchmark for the five-year period ended March 31, 2016. The Board of Directors noted that the Fund's investment strategy changed to a global real estate mandate from domestic real estate effective September 2007. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's performance in managing other real estate funds. The Board of Directors determined that Fund performance, in light of all considerations noted above, supported the continuation of the Advisory Agreements.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the advisory fees and administrative fees payable by the Fund, as well as the total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual and contractual management fees were slightly higher than the Peer Funds' medians, ranking in the third and fourth quintiles, respectively. The Board of Directors noted that the Fund's net expense ratio was higher than the Peer Funds' median, ranking in the fifth quintile. The Board considered that all of the Fund's peer rankings were within 0.05% of the

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Peer Funds' medians. The Board of Directors considered that the Investment Advisor is waiving a portion of its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving a portion of its fee and/or reimbursing expenses of the Fund. Since the Subadvisors are paid by the Investment Advisor for investment services provided to the Fund and not by the Fund and are affiliates of the Investment Advisor, the Board of Directors considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreements to those under the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Jon Chiegh
Vice President

Tina M. Payne
Secretary and Chief Legal Officer

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—CSFAX
C—CSFCX
I—CSSPX
R—GRSRX
Z—CSFZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Global Realty Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

GLOBAL REALTY SHARES

280 PARK AVENUE

NEW YORK, NY 10017

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Semiannual Report June 30, 2016

Cohen & Steers Global Realty Shares

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date:	September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	September 2, 2016